Cover	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	CleanSpark, Inc.
Entity Central Index Key	0000827876
Entity Primary SIC Number	6199
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Accelerated Filer
Entity Tax Identification Number	87-0449945
Entity Address, Address Line One	10624 S. Eastern Ave
Entity Address, Address Line Two	Suite A - 638
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	702
Local Phone Number	989-7692
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	10624 S. Eastern Ave
Entity Address, Address Line Two	Suite A - 638
Contact Personnel Name	Zachary K. Bradford
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	702
Local Phone Number	989-7692